Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	amendment to original filing
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2021
Entity Registrant Name	Wikisoft Corp.
Entity Central Index Key	0001393781
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false